Taxation - Reconciliation of unrecognized tax benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits, beginning of year	$ 0	$ 0
Increases for tax positions taken during the year	9,591	0
Increases for tax positions taken in prior years	20,409	0
Decreases for tax positions taken during the year	0	0
Decreases for tax positions taken in prior years	0	0
Settlement with taxing authorities	0	0
Lapse of statute of limitations	0	0
Unrecognized tax benefits, end of year	$ 30,000	$ 0